Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2024 and December 31, 2023. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount						Fair value hierarchy
As of June 30, 2024	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Derivative financial instruments	8,874,917	—	—	—	—	8,874,917	—	8,874,917	—	8,874,917
Equity instruments (1)	—	—	552,355	—	—	552,355	—	552,355	—	552,355
Total	8,874,917	—	552,355	—	—	9,427,272

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	66,735,531	—	66,735,531	—	—	—	—
Customers	—	—	—	130,341,132	—	130,341,132	—	—	—	—
Officials and employees	—	—	—	5,852,347	—	5,852,347	—	—	—	—
Sundry debtors	—	—	—	40,836,160	—	40,836,160	—	—	—	—
Investments in associates	—	—	—	2,053,711	—	2,053,711	—	—	—	—
Notes receivable	—	—	—	995,269	—	995,269	—	—	—	—
Mexican Government Bonds	—	—	—	53,293,310	—	53,293,310	52,166,173	—	—	52,166,173
Other assets	—	—	—	5,347,634	—	5,347,634	—	—	—	—
Total	—	—	—	305,455,094	—	305,455,094

Financial liabilities measured at fair value
Derivative financial instruments	(54,298,400)	—	—	—	—	(54,298,400)	—	(54,298,400)	—	(54,298,400)
Total	(54,298,400)	—	—	—	—	(54,298,400)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(362,517,039)	(362,517,039)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(94,738,999)	(94,738,999)	—	—	—	—
Leases	—	—	—	—	(45,389,051)	(45,389,051)	—	—	—	—
Debt	—	—	—	—	(1,826,548,627)	(1,826,548,627)	—	(1,618,209,028)	—	(1,618,209,028)
Total	—	—	—	—	(2,329,193,716)	(2,329,193,716)
(1) Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2023	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Derivative financial instruments	9,926,384	—	—	—	—	9,926,384	—	9,926,384	—	9,926,384
Equity instruments (1)	—	—	552,355	—	—	552,355	—	552,355	—	552,355
Total	9,926,384	—	552,355	—	—	10,478,739

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	68,747,376	—	68,747,376	—	—	—	—
Customers	—	—	—	111,394,431	—	111,394,431	—	—	—	—
Officials and employees	—	—	—	5,633,492	—	5,633,492	—	—	—	—
Sundry debtors	—	—	—	35,253,635	—	35,253,635	—	—	—	—
Investments in associates	—	—	—	1,854,803	—	1,854,803	—	—	—	—
Notes receivable	—	—	—	1,179,706	—	1,179,706	—	—	—	—
Mexican Government Bonds	—	—	—	64,132,418	—	64,132,418	62,731,992	—	—	62,731,992
Other assets	—	—	—	6,109,398	—	6,109,398	—	—	—	—
Total	—	—	—	294,305,259	—	294,305,259

Financial liabilities measured at fair value
Derivative financial instruments	(36,494,962)	—	—	—	—	(36,494,962)	—	(36,494,962)	—	(36,494,962)
Total	(36,494,962)	—	—	—	—	(36,494,962)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(368,345,849)	(368,345,849)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(83,646,764)	(83,646,764)	—	—	—	—
Leases	—	—	—	—	(41,848,333)	(41,848,333)	—	—	—	—
Debt	—	—	—	—	(1,794,470,357)	(1,794,470,357)	—	(1,577,509,797)	—	(1,577,509,797)
Total	—	—	—	—	(2,288,311,303)	(2,288,311,303)
(1) Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

Summary of portfolio of financial instruments is composed of debt instruments and DFIs.
In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		*Notional Amounts As of June 30, 2024
	Reference Rate	(in thousands of Mexican pesos)
Debt	TIIE 28D MXN	191,014,074
	TIIE 91D MXN	13,801,317
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after June 30, 2024.